Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net revenues:
Total, Net revenues	$ 11,122,585	$ 6,111,141	$ 437,970
Sales of NEVs and components [Member]
Net revenues:
Total, Net revenues	10,925,456	6,111,141	421,680
Provision of vehicle modification services [Member]
Net revenues:
Total, Net revenues	151,380
Leasing of NEVs [Member]
Net revenues:
Total, Net revenues	19,596		16,290
Others [Member]
Net revenues:
Total, Net revenues	$ 26,153